20A. Future Minimum rental receivable (Tables)	12 Months Ended
Dec. 31, 2014
ZHEJIANG JIAHUAN
Schedule of future minimum operating leases
	2014	2013
	RMB’000	RMB’000

Within 1 year	715	680
After 1 year but within 5 years	1,535	2,250
After 5 years	-	-

	2,250	2,930